Right-of-use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Operating Lease Liabilities
The Company evaluated the lease amendment under the provisions of ASC 842. Information related to the Company's right-of-use assets and related lease liabilities are as followings (in thousands, except for remaining lease term and discount rate):

The Company evaluated the lease amendment under the provisions of ASC 842. Information related to the Company’s right-of-use assets and related lease liabilities are as followings (in thousands, except for remaining lease term and discount rate):

Year ending December 31:
2022	$201
2023	52
Total lease payments	253
Less imputed interest	(16)
Total lease liabilities	$237

Other supplemental information:
Current operating lease liabilities	$185
Long term operating lease liabilities	52
Total lease liabilities	$237
Discount rate	10%

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Cash paid for operating lease liabilities	170	303